Note 2 - Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-average common shares outstanding (in shares)									3,415,115	2,494,022	2,251,365
Average treasury stock shares (in shares)									(386,165)	(386,165)	(236,399)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	3,215,300	3,212,335	3,000,451	2,679,816	2,251,412	2,247,587	2,051,137	1,878,177	3,028,950	2,107,857	2,014,966
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									23,635	11,357	9,154
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	3,231,791	3,223,753	3,014,140	2,692,015	2,264,712	2,256,230	2,059,411	1,886,943	3,052,585	2,119,214	2,024,120